Debt - Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total Long-term notes payable	$ 206,584	$ 193,440	$ 247,618
Debt issuance costs	(271)	(151)
Long-term debt	206,313	193,289
Consolidated Entity, Excluding Consolidated VIE
Debt Instrument [Line Items]
2024	12,008
2025	75,989	23,408
2026	16,847	75,500
2027	11,772	21,309
2028	4,523	12,719
Thereafter	46,530
Total Long-term notes payable	167,669	152,949
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Total Long-term notes payable	$ 38,915	$ 40,491	$ 46,403